Investment Property	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Investment Property
Note 11. Investment Property
All of the Group’s investment property is located in Europe.
Changes in investment property included in non-current assets:	2017	2016
Balance, beginning of year	$35,663	$37,873
Change in fair value during the year	(26)	(39)
Disposals	(194)	—
Currency translation adjustments	2,217	(2,171)
Balance, end of year	$37,660	$35,663

The amounts recognized in profit or loss in relation to investment property during the years ended December 31, 2017, 2016 and 2015 are as follows:
Years ended December 31:	2017	2016	2015
Rental income	$1,510	$1,511	$1,474
Direct operating expenses (including repairs and maintenance) arising from investment property that generated rental income during the year	256	226	279